Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
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Basis of Preparation

Basis of Preparation

Compliance with International Financial Reporting Standards

The consolidated financial statements of the SMBC Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of measurement

The consolidated financial statements have been prepared under the historical cost basis except for the following:

•	trading assets and liabilities are measured at fair value;

•	derivative financial instruments are measured at fair value;

•	financial assets at fair value through profit or loss are measured at fair value;

•	investment securities at fair value through other comprehensive income (available-for-sale financial assets at March 31, 2018) are measured at fair value; and

•

liabilities and the assets recognized in consolidated statements of financial position in respect of defined benefit plans are the present value of the defined benefit obligation less the fair value of plan assets.

Functional and presentation currency

The consolidated financial statements are presented in Japanese yen, which is also the Company’s functional currency. All financial information presented in Japanese yen has been rounded to the nearest million, except as otherwise indicated.

Critical accounting estimates and judgments

The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the accounting policies. Actual results may differ from these estimates. The notes to the consolidated financial statements set out areas involving a higher degree of judgment or complexity, or areas where assumptions are significant to the consolidated financial statements, such as allowance for loan losses (Notes 10, 32), fair value of financial instruments (Note 43), impairment of goodwill (Note 14), provision for interest repayment (Note 20), retirement benefits (Note 23) and deferred tax assets (Note 22).

Refer to Note 3 “Critical Accounting Estimates and Judgments” for further information.

New and Amended Accounting Standards Adopted by the SMBC Group

New and Amended Accounting Standards Adopted by the SMBC Group

During the fiscal year ended March 31, 2019, a number of amendments to standards have become effective; however, they have not resulted in any material changes to the SMBC Group’s accounting policies, except as described below.

IFRS 15 “Revenue from Contracts with Customers”

On April 1, 2018, the SMBC Group adopted IFRS 15 “Revenue from Contracts with Customers.” IFRS 15 replaces IAS 18 “Revenue,” IAS 11 “Construction Contracts,” IFRIC 13 “Customer Loyalty Programmes” and other related interpretations. IFRS 15 is applied to all contracts with customers except for leases, financial instruments and insurance contracts.

The core principle of IFRS 15 is to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the entity expects to be entitled in exchange for those goods or services. IFRS 15 also requires enhanced disclosures about revenue, provides guidance for transactions that were not previously addressed comprehensively and improves guidance for multiple-element arrangements.

IFRS 15 presents a single, principles-based five-step model that applies to all contracts with customers. IFRS 15 requires the SMBC Group to capitalize the incremental costs of obtaining a contract with a customer and the costs incurred in fulfilling a contract with a customer if the SMBC Group expects to recover those costs.

The SMBC Group adopted the standard retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 15. For further information, see “Fee and commission income” in this note.

IFRS 9 “Financial Instruments”

On April 1, 2018, the SMBC Group adopted IFRS 9 “Financial Instruments,” which is the comprehensive standard to replace IAS 39 “Financial Instruments: Recognition and Measurement.” It contains the following new requirements for classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting. The SMBC Group adopted the standard retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 9.

Classification and measurement of financial assets

IFRS 9 requires all financial assets, including entire hybrid instruments, to be classified into three measurement categories, namely, amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVPL”), based on the business model within which they are held and their contractual cash flow characteristics. For further information, see “Financial Assets” in this note.

Classification and measurement of financial liabilities

IFRS 9 maintains most of the requirements in IAS 39 regarding the classification and measurement of financial liabilities. However, with the new requirements of IFRS 9, if an entity designates a financial liability as at fair value through profit or loss, the amount of change in its fair value that is attributable to changes in own credit risk of that liability would be presented in other comprehensive income, rather than profit or loss. The SMBC Group does not apply such fair value designation to any of its financial liabilities and therefore is not affected by the new requirement. For further information, see “Financial Liabilities” in this note.

Impairment of financial assets

IFRS 9 introduces the expected credit losses (“ECL”) model, which is a new model for the recognition of impairment losses, to replace the incurred loss model in IAS 39. The impairment requirements apply to financial assets measured at amortized cost, and debt instruments at FVOCI, lease receivables, certain loan commitments and financial guarantee contracts. Under the ECL model, an entity is required to account for expected credit losses from initial recognition of financial instruments, and to recognize, where necessary, full lifetime ECL on a timely basis. Under the ECL model impairment losses are recognized earlier than the incurred loss model. For further information, see “Impairment of Financial Assets” in this note.

Hedge accounting

IFRS 9 introduces a new hedge accounting model, together with corresponding disclosures about risk management activities. The standard aligns hedge accounting more closely with risk management activities and adopts a more principle-based approach than under IAS 39. The SMBC Group applies IFRS 9 hedge accounting, although IFRS 9 includes an accounting policy choice to continue with IAS 39 hedge accounting. For further information, see “Hedge Accounting” in this note and Note 7 “Derivative Financial Instruments and Hedge Accounting—Hedge accounting.”

Effect of Adoption of New and Amended Accounting Standards

The following table presents the effect of the adoption of IFRS 15 and IFRS 9 on the SMBC Group’s consolidated financial statements, showing separately the changes arising from reclassification and any associated remeasurement, and the impact of increased impairment. The SMBC Group adopted the standards retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 15 and IFRS 9.

	At March 31, 2018	Effect of adoption of IFRS 15	Effect of adoption of IFRS 9		At April 1, 2018
			Classification and measurement/ Presentation	Impairment
	(In millions)
Assets:
Cash and deposits with banks	¥54,696,069	¥—	¥(50,597)	¥—	¥54,645,472
Call loans and bills bought	1,881,880	—	—	—	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	—	—	—	8,491,703
Trading assets	3,169,123	—	—	—	3,169,123
Derivative financial instruments	3,885,271	—	—	—	3,885,271
Financial assets at fair value through profit or loss	1,547,672	—	1,562,703	—	3,110,375
Investment securities	20,495,075	—	(1,347,917)	—	19,147,158
Loans and advances	85,129,070	—	(163,934)	(159,944)	84,805,192
Investments in associates and joint ventures	730,414	—	—	—	730,414
Property, plant and equipment	1,510,132	—	—	—	1,510,132
Intangible assets	835,902	—	—	—	835,902
Other assets(1)(2)	4,043,908	21,662	(106,673)	—	3,958,897
Current tax assets	87,961	—	—	—	87,961
Deferred tax assets	19,436	(423)	—	179	19,192
Assets held for sale	5,651,950	—	—	(3,237)	5,648,713

Total assets	¥192,175,566	¥21,239	¥(106,418)	¥(163,002)	¥191,927,385

Liabilities:
Deposits	¥128,461,527	¥—	¥—	¥—	¥128,461,527
Call money and bills sold	1,190,929	—	—	—	1,190,929
Repurchase agreements and cash collateral on securities lent	12,022,593	—	—	—	12,022,593
Trading liabilities	2,143,899	—	—	—	2,143,899
Derivative financial instruments	3,498,016	—	—	—	3,498,016
Borrowings	10,652,481	—	—	—	10,652,481
Debt securities in issue	10,569,117	—	—	—	10,569,117
Provisions	188,267	1,858	—	23,125	213,250
Other liabilities(2)	6,882,740	(1,858)	(106,612)	25,021	6,799,291
Current tax liabilities	55,516	—	—	—	55,516
Deferred tax liabilities	397,741	6,405	59	(63,520)	340,685
Liabilities directly associated with the assets held for sale	3,616,941	—	—	—	3,616,941

Total liabilities	179,679,767	6,405	(106,553)	(15,374)	179,564,245

Equity:
Capital stock	2,338,743	—	—	—	2,338,743
Capital surplus	863,505	—	—	—	863,505
Retained earnings(3)	5,149,193	10,776	403,458	(143,820)	5,419,607
Treasury stock	(12,493)	—	—	—	(12,493)

Equity excluding other reserves	8,338,948	10,776	403,458	(143,820)	8,609,362
Other reserves(3)	2,324,349	—	(403,323)	—	1,921,026

Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,663,297	10,776	135	(143,820)	10,530,388
Non-controlling interests	1,232,980	4,058	—	(3,808)	1,233,230
Equity attributable to other equity instruments holders	599,522	—	—	—	599,522

Total equity	12,495,799	14,834	135	(147,628)	12,363,140

Total equity and liabilities	¥192,175,566	¥21,239	¥(106,418)	¥(163,002)	¥191,927,385

(1)

Following the adoption of IFRS 15, certain costs of obtaining and fulfilling a contract with a credit card customer, previously recognized within “General and administrative expenses,” are capitalized as a cost to obtain asset and recognized within “Other assets.” Expense will be recognized as a result of the amortization of these capitalized costs over the expected life of the credit card. The impact of IFRS 15 adoption for the SMBC Group is not material.

(2)	Following the adoption of IFRS 9, certain receivables for future premiums and unearned revenue related to financial guarantees decreased by the same amount without any impact on total equity.
(3)

Impairment losses recognized under IAS 39 on equity instruments for which the SMBC Group made an irrevocable election at initial recognition to present subsequent changes in fair value in other comprehensive income under IFRS 9 were, in principle, reclassified from retained earnings to other reserves at April 1, 2018. However, of those impairment losses, the amounts above the threshold to qualify for a tax deduction in previous years were not reclassified from retained earnings to other reserves at April 1, 2018.

IFRS 9 classification and measurement

The following table provides an overview of the impact of the changes to total assets under classification and measurement of financial assets, and impairment.

	Classification under IAS 39(1)	Classification under IFRS 9(1)	At March 31, 2018	Classification and Presentation	Measurement and Impairment	At April 1, 2018
			(In millions)
Cash and deposits with banks(2)			¥54,696,069	¥(50,597)	¥—	¥54,645,472
	L&R	AC	54,645,472	—	—	54,645,472
	L&R	FVPL	45,824	(45,824)	—	—
	FVPL	FVPL	4,773	(4,773)	—	—
Call loans and bills bought	L&R	AC	1,881,880	—	—	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	L&R	AC	8,491,703	—	—	8,491,703
Trading assets	FVPL	FVPL	3,169,123	—	—	3,169,123
Derivative financial instruments	FVPL	FVPL	3,885,271	—	—	3,885,271
Financial assets at fair value through profit or loss(2)(3)(4)			1,547,672	1,562,509	194	3,110,375
	FVPL	FVPL	1,547,672	10,530	—	1,558,202
	L&R	FVPL	—	206,650	194	206,844
	AFS	FVPL	—	1,345,329	—	1,345,329
Investment securities(2)(4)(5)(6)			20,495,075	(1,347,917)	—	19,147,158
	HTM	AC	372,459	—	—	372,459
	AFS	FVPL	1,345,329	(1,345,329)	—	—
	AFS	FVOCI	18,774,699	—	—	18,774,699
	FVPL	FVPL	2,588	(2,588)	—	—
Loans and advances(2)(3)			85,129,070	(163,934)	(159,944)	84,805,192
	L&R	AC	84,965,136	—	(159,944)	84,805,192
	L&R	FVPL	160,765	(160,765)	—	—
	FVPL	FVPL	3,169	(3,169)	—	—
Other financial assets(7)(8)			3,598,642	(106,673)	—	3,491,969
	L&R	AC	3,598,581	(106,612)	—	3,491,969
	L&R	FVPL	61	(61)	—	—
Financial assets included in assets held for sale(4)(6)			3,208,771	—	(3,237)	3,205,534
	L&R	AC	3,098,196	—	(3,237)	3,094,959
	AFS	FVOCI	69,884	—	—	69,884
	AFS	FVPL	38,998	—	—	38,998
	FVPL	FVPL	1,693	—	—	1,693

(1)

In “Classification under IAS 39,” FVPL, HTM, L&R and AFS represent fair value through profit or loss, held-to-maturity, loans and receivables and available-for-sale, respectively. In “Classification under IFRS 9,” AC, FVOCI and FVPL represent amortized cost, fair value through other comprehensive income and fair value through profit or loss, respectively.

(2)

Certain deposits with banks, loans and advances, and investment securities are hybrid instruments, which consist of host contracts and embedded derivatives. These host contracts were classified as L&R or AFS, while the embedded derivatives were separately accounted for and classified as FVPL, if certain criteria were met under IAS 39. These hybrid instruments are classified in their entirety as FVPL if they do not meet the conditions for solely payments of principal and interest (“SPPI”) under IFRS 9. The separated embedded derivatives were presented together with the host contracts in the consolidated statement of financial position under IAS 39. The entire hybrid instruments are presented as “Financial assets at fair value through profit or loss” in the consolidated statement of financial position under IFRS 9.

(3)

Certain loans and advances which were classified as L&R under IAS 39 are classified as FVPL under IFRS 9 if they do not meet the conditions for SPPI or they are held within a business model whose objective is not to hold those assets to collect contractual cash flows, but to hold those assets for sale. Those loans and advances include subordinated loans and syndicated loans held for sale. They are presented as “Financial assets at fair value through profit or loss” in the consolidated statement of financial position under IFRS 9.

(4)

Financial assets which do not meet the conditions for SPPI, such as investment funds, classified as AFS under IAS 39, are classified as FVPL under IFRS 9. They are presented as “Financial assets at fair value through profit or loss” in the consolidated statement of financial position under IFRS 9, except for the financial assets held by Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) which are presented as “Assets held for sale” in the consolidated statement of financial position.

(5)

Certain debt instruments which were classified as AFS under IAS 39 are classified as FVOCI under IFRS 9 if they meet the conditions for SPPI and are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets. Those debt instruments include Japanese government bonds and U.S. Treasury securities.

(6)

The SMBC Group made an irrevocable election at initial recognition for certain non-trading equity instruments, which were classified as AFS under IAS 39, to present subsequent changes in fair value in other comprehensive income under IFRS 9. The fair values of such instruments were ¥4,586,730 million at April 1, 2018. The financial assets held by SMFL are presented as “Assets held for sale” in the consolidated statement of financial position.

(7)	“Other financial assets” consist of assets that meet the definition of financial assets but are not presented in any of the other line items.
(8)	Following the adoption of IFRS 9, certain receivables for future premiums and unearned revenue related to financial guarantees decreased by the same amount without any impact on total equity.

IFRS 9 impairment

The following table reconciles the closing impairment allowance for loans and receivables in accordance with IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 “Provisions, contingent liabilities and contingent assets” at March 31, 2018 to the opening ECL allowance determined in accordance with IFRS 9 at April 1, 2018.

	At March 31, 2018 (IAS 39/IAS 37)	Remeasurement	At April 1, 2018 (IFRS 9)(4)
	(In millions)
Loans and advances(1)	¥491,676	¥159,944	¥651,620
Loan commitments(2)	4,374	23,125	27,499
Financial guarantees(3)	1,498	25,021	26,519

(1)

“Loans and advances” mainly includes allowances for loans and advances. It also includes allowance for undrawn components of loan commitments issued to retail customers for which cannot be separately identified from that for the drawn components, and that for other financial assets measured at amortized cost.

(2)	The ECL allowance is measured for loan commitments issued to wholesale customers.
(3)	“Financial guarantees” represents the amount of the provision or ECL allowance in excess of the unearned revenues related to financial guarantees.
(4)	The result of the ECL calculation for debt instruments at FVOCI at April 1, 2018 was not material.

Consolidation

Consolidation

Subsidiaries

Subsidiaries are all entities controlled by the SMBC Group. The SMBC Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The SMBC Group considers all facts and circumstances whether it controls an entity.

Where the relevant activities are directed through voting or similar rights, the SMBC Group considers that it controls an entity if it has the existing rights that give it the current ability to direct the operating and financing policies of the entity, in general by having a shareholding of more than 50% of the voting rights. The existence and effect of potential voting rights that are deemed to be substantive are taken into account when assessing whether the SMBC Group controls another entity.

Where the voting rights are not the dominant factor in deciding who controls the entity, the assessment of control is more complex and requires greater use of judgment. The SMBC Group assesses whether it controls an entity considering all facts and circumstances, such as the purpose and design of the entity, the relevant activities and how to make decisions about those activities.

The SMBC Group also determines whether it is acting as an agent or a principal in assessing whether it has control of another entity. An agent is a party primarily engaged to act on behalf and for the benefit of another party or parties and therefore does not control the entity. To make such judgments, the SMBC Group considers the overall relationship, especially all of the following factors: the scope of its decision-making authority over the entity, the rights held by other parties, the remuneration to which it is entitled in accordance with the remuneration agreement, and its exposure to variability of returns from other interests that it holds in the entity.

The SMBC Group reassesses whether it controls an entity if facts and circumstances indicate that there are changes to one or more of the elements of control.

Subsidiaries are fully consolidated from the date on which the SMBC Group obtains control. They are deconsolidated from the date on which the SMBC Group loses control.

The acquisition method is used to account for the business combinations including the acquisition of subsidiaries by the SMBC Group. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred, the liabilities incurred and the equity interests issued. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The SMBC Group’s previously held equity interest in the acquiree is remeasured at fair value at the acquisition date and any gain or loss is recognized in profit or loss. For each business combination, the SMBC Group measures any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. The excess of the aggregate of the consideration transferred, the amount of any non-controlling interest and the acquisition-date fair value of the SMBC Group’s previously held equity interest in the acquiree over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed is recorded as goodwill in the consolidated statements of financial position. If the aggregate of the consideration transferred, the amount of any non-controlling interest and the acquisition-date fair value of the SMBC Group’s previously held equity interest in the acquiree is less than the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed, the difference is recognized immediately in the consolidated income statements.

Inter-company transactions, balances and unrealized gains on transactions between the SMBC Group companies are eliminated on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of impairment of the asset transferred. The accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the SMBC Group.

Non-controlling interests

Changes in the SMBC Group’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Interests in the equity of subsidiaries not attributable to the SMBC Group are reported in the consolidated statements of financial position as a separate component of equity as non-controlling interests. Profits or losses attributable to non-controlling interests are separately reported in the consolidated income statements.

Associates and joint ventures

An associate is an entity over which the SMBC Group has significant influence, but does not control the financial and operating policy decisions of the entity. Significant influence is generally presumed to exist when the SMBC Group holds 20% or more, but less than 50%, of the voting rights.

Entities that are jointly controlled by more than one party, including the SMBC Group, may be determined to be a joint venture.

The SMBC Group accounts for investments in associates and joint ventures using the equity method from the date on which they become associates or joint ventures. The SMBC Group discontinues the use of the equity method from the date on which the SMBC Group ceases to have significant influence or joint control over the investees.

Under the equity method, the SMBC Group’s investments in associates and joint ventures are initially recognized at cost. The carrying amount of the investments are subsequently increased or decreased to recognize the SMBC Group’s share of the post-acquisition profit or loss of the associate or joint venture and other movements included directly in the equity of the associate or joint venture. The SMBC Group’s share of the results of associates and joint ventures is based on the financial statements of its associates and joint ventures, adjusted to conform with the accounting policies of the SMBC Group. Profits on transactions between the SMBC Group and its associates and joint ventures are eliminated to the extent of the SMBC Group’s interest in the associates or joint ventures. Losses are also eliminated to the extent of the SMBC Group’s interest in the associates or joint ventures unless the transaction provides evidence of impairment in the asset transferred.

The carrying amounts of the investments in associates and joint ventures include goodwill (net of any accumulated impairment loss) arising on the acquisition of the interests in the entities. Because goodwill arising on the acquisition of the interest in an associate or joint venture is not separately recognized, it is not tested for impairment separately. Instead, the entire carrying amount of the investment in an associate or joint venture is tested for impairment as a single asset by comparing its recoverable amount, which is the higher of value in use and fair value less costs to sell, with its carrying amount, whenever there is any objective evidence that the investment is impaired. An impairment loss recognized in prior periods for the investment is reversed only if there has been a change in the estimates used to determine the recoverable amount of the investment since the last impairment loss was recognized. If this is the case, the carrying amount of the investment is increased to its recoverable amount. That increase is a reversal of an impairment loss.

When the SMBC Group’s share of losses in an associate or joint venture exceeds the SMBC Group’s carrying amount of the investment, the SMBC Group does not recognize further losses, unless it has a binding obligation or has made payments on behalf of the entity.

Segment Reporting

Segment Reporting

The SMBC Group determines its operating segments based on the management approach, which requires operating segments to be identified on the basis of internal reports about components of the entity that are regularly reviewed by management, in order to allocate resources to a segment and to assess its performance.

Foreign Currency Translation

Foreign Currency Translation

Items included in the financial statements of each of the SMBC Group companies are measured using the currency of the primary economic environment in which the company operates (“the functional currency”). The consolidated financial statements are presented in Japanese yen, which is also the Company’s functional currency.

Transactions and balances

Foreign currency transactions that are denominated or settled in a foreign currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary items denominated in foreign currencies are translated using the exchange rate at the end of the reporting period. Foreign exchange gains and losses resulting from the retranslation and settlement of monetary items are recognized in the consolidated income statements. Non-monetary items that are measured at fair value in a foreign currency are translated into the functional currency using the exchange rate at the date the fair value is determined. Translation differences on certain of these items, such as equity instruments measured at fair value through other comprehensive income, which were classified as available-for-sale financial assets under IAS 39 at March 31, 2018, are not included in the consolidated income statements but are recognized directly in equity. Non-monetary items that are measured at historical cost in a foreign currency are translated into the functional currency using the exchange rate at the date of the initial transaction.

Foreign operations

The assets and liabilities of foreign operations are translated into the presentation currency of the SMBC Group using the exchange rate at the end of the reporting period, and their income statements are translated using the exchange rates at the dates of the transactions or average exchange rates where these approximate to actual rates.

The exchange differences arising on the translation of a foreign operation are included in other comprehensive income within equity and subsequently included in profit or loss on the disposal or partial disposal of the operation.

Financial Assets

Financial Assets

Regular way purchases and sales of financial assets are recognized and derecognized on the trade date—the date on which the SMBC Group commits to purchase or sell the assets. Financial assets are derecognized when the contractual rights to receive cash flows from the financial assets have expired or where the SMBC Group has transferred substantially all the risks and rewards of ownership of the financial assets at a consolidated level. The SMBC Group consolidates all subsidiaries in accordance with IFRS 10 “Consolidated Financial Statements” before determining derecognition of financial assets.

Accounting policies applied from April 1, 2018

IFRS 9 requires all financial assets, including entire hybrid instruments, to be classified into three measurement categories, namely, amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVPL”), based on the business model within which they are held and their contractual cash flow characteristics.

The SMBC Group has assessed the business models based on facts and circumstances at a portfolio level. Factors that are considered in determining the business model include policies and objectives for the relevant portfolio, how the performance and risks of the portfolio are managed, evaluated and reported to management, and the level of sales activity.

The SMBC Group has assessed the contractual cash flow characteristics of financial assets with reference to whether the contractual cash flows are solely payments of principal and interest (“SPPI”). Principal is defined as the fair value of the financial asset at initial recognition but it may change over the life of the financial asset as amounts are repaid. Interest is defined as consideration for the time value of money and the credit risk associated with the principal amount outstanding during a particular period of time. It can also include consideration for other basic lending risks such as liquidity risk and costs such as administrative costs associated with holding the financial asset for a particular period of time, as well as a profit margin. In assessing whether the contractual cash flows meet the conditions for SPPI, the SMBC Group considers the contractual terms of the financial asset. This includes assessing whether the financial asset contains a contractual term that could change the contractual cash flows so that it would not meet the conditions for SPPI, including leverage features, contingent events that would change the amount or timing of cash flows, contractual terms that limit the SMBC Group’s claim to cash flows from specified assets, and features that modify consideration of the time value of money.

Financial assets measured at amortized cost

Financial assets are measured at amortized cost if they are held within a business model whose objective is to hold the assets in order to collect contractual cash flows, and their contractual cash flows are SPPI. These financial assets are mainly included in “Loans and advances” and also in “Investment securities” in the consolidated statements of financial position. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, and are subsequently measured at amortized cost using the effective interest method. Interest income on these financial assets using the effective interest method is recognized in “Net interest income” in the consolidated income statements.

Financial assets measured at fair value through other comprehensive income

Financial assets are measured at FVOCI if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows are SPPI. Financial assets measured at FVOCI are included in “Investment securities” in the consolidated statements of financial position. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, and are subsequently measured at fair value. Gains and losses arising from changes in the fair value of these financial assets are recognized in other comprehensive income, until they are derecognized. At the time of derecognition, the cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss and are recognized in “Net investment income” in the consolidated income statements. Interest income calculated using the effective interest method, foreign currency gains and losses, and impairment gains and losses are recognized in “Net interest income,” “Net trading income” and “Impairment charges on financial assets” in the consolidated income statements, respectively.

In addition, the SMBC Group makes an irrevocable election at initial recognition, for particular non-trading equity instruments that would otherwise be measured at FVPL, to present subsequent changes in fair value in other comprehensive income. These financial assets are also included in “Investment securities” in the consolidated statements of financial position. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition of the financial asset, and are subsequently measured at fair value. Amounts presented in other comprehensive income are not subsequently transferred to profit or loss. Dividend income on equity instruments included in these financial assets is recognized in “Net investment income” in the consolidated income statements when the entity’s right to receive payment of the dividend is established.

Financial assets measured at fair value through profit or loss

Any financial assets that do not meet the criteria of amortized cost or FVOCI are classified as FVPL, unless the SMBC Group makes an irrevocable election for non-trading equity instruments to be measured at FVOCI. Financial assets of the SMBC Group classified as FVPL consist of financial assets held for trading, derivatives and financial assets mandatorily measured at FVPL.

Financial assets are classified as held for trading and are included in “Trading assets” in the consolidated statements of financial position, if they are acquired principally for the purpose of selling in the near term or if they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking.

Derivatives which are not designated as hedging instruments are classified as held for trading, and all derivatives are included in “Derivative financial instruments” in the consolidated statements of financial position. All derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative.

Financial assets mandatorily measured at FVPL, other than those held for trading and derivatives, are included in “Financial assets at fair value through profit or loss” in the consolidated statements of financial position.

The financial assets mentioned above are initially recognized at fair value with transaction costs being recognized in profit or loss, and are subsequently measured at fair value. Gains and losses arising from changes in the fair values of trading assets and derivatives held for trading, and interest and dividend income on trading assets are included in “Net trading income” in the consolidated income statements. Gains or losses arising from financial assets mandatorily measured at FVPL are included in “Net income (loss) from financial assets at fair value through profit or loss” in the consolidated income statements.

Additionally, financial assets measured at amortized cost or FVOCI can be designated at initial recognition to be measured at FVPL in order to eliminate or significantly reduce a measurement or recognition inconsistency. The SMBC Group does not make this designation.

Accounting policies applied until March 31, 2018

At initial recognition, the financial assets of the SMBC Group were classified into one of the following categories: trading assets, derivative financial instruments, financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments and available-for-sale financial assets.

Trading assets

Financial assets were classified as held for trading and were included in “Trading assets” in the consolidated statements of financial position, if they were acquired principally for the purpose of selling in the near term or if they were part of a portfolio of identified financial instruments that were managed together and for which there was evidence of a recent actual pattern of short-term profit-taking. Trading assets were initially recognized at fair value with transaction costs being recognized in the consolidated income statements, and were subsequently measured at fair value. Gains and losses arising from changes in the fair values of trading assets and net interest and dividend income on trading assets were included in “Net trading income” in the consolidated income statements.

Derivative financial instruments

Derivatives which were not designated as hedging instruments were classified as held for trading, and all derivatives were included in “Derivative financial instruments” in the consolidated statements of financial position. All derivatives were carried as assets when the fair value was positive and as liabilities when the fair value was negative. Derivatives were initially recognized at fair value with transaction costs being recognized in the consolidated income statements, and were subsequently measured at fair value. Gains and losses arising from changes in the fair values of derivatives held for trading, except for gains and losses on hedging instruments were included in “Net trading income” in the consolidated income statements.

The derivative component of a hybrid instrument containing both a derivative and non-derivative component (“host contract”) was referred to as an embedded derivative. Certain embedded derivatives were accounted for as separate derivatives, when their economic characteristics and risks were not closely related to those of the host contract, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative and the hybrid instrument was not carried at fair value through profit or loss. These embedded derivatives were measured at fair value and were presented in the consolidated statements of financial position together with the host contract.

Financial assets at fair value through profit or loss

Financial assets, other than those held for trading, were classified as financial assets at fair value through profit or loss and were included in “Financial assets at fair value through profit or loss” in the consolidated statements of financial position, if they met one of the following criteria, and were so designated by management:

•	the designation eliminated or significantly reduced a measurement or recognition inconsistency;

•	a group of financial assets was managed and its performance was evaluated on a fair value basis in accordance with a documented risk management or investment strategy; or

•

the instrument contained one or more embedded derivatives unless (a) the embedded derivative did not significantly modify the cash flows that otherwise would have been required by the contract or (b) it was clear with little or no analysis that separation was prohibited.

In addition, the SMBC Group classified the entire hybrid instrument at fair value through profit or loss when the SMBC Group was required to separate an embedded derivative from its host contract, but was unable to measure the embedded derivative separately either at acquisition or at the end of a subsequent reporting period. Financial assets at fair value through profit or loss were initially recognized at fair value with transaction costs being recognized in the consolidated income statements, and were subsequently measured at fair value. Gains and losses arising from changes in the fair value of such financial assets were included in “Net income (loss) from financial assets at fair value through profit or loss” in the consolidated income statements.

Loans and receivables

Loans and receivables were non-derivative financial assets with fixed or determinable payments that were not quoted in an active market, other than:

•

those that the SMBC Group intended to sell immediately or in the near term, which were classified as held for trading, and those that the SMBC Group upon initial recognition designated as at fair value through profit or loss;

•	those that the SMBC Group upon initial recognition classified as available-for-sale; or

•	those for which the SMBC Group might not recover substantially all of its initial investment, other than because of credit deterioration.

The financial assets classified as loans and receivables were mainly included in “Loans and advances” in the consolidated statements of financial position. Loans and receivables were initially recognized at fair value plus directly attributable transaction costs, and were subsequently measured at amortized cost using the effective interest method.

Held-to-maturity investments

Held-to-maturity investments were non-derivative financial assets quoted in an active market with fixed or determinable payments and fixed maturities that the SMBC Group had the positive intention and ability to hold to maturity. If the SMBC Group had been to sell other than an insignificant amount of held-to-maturity investments, the remaining investments in this category would have been reclassified as available-for-sale financial assets. Held-to-maturity investments were initially recognized at fair value plus directly attributable transaction costs, and were subsequently measured at amortized cost using the effective interest method.

Available-for-sale financial assets

Available-for-sale financial assets were non-derivative financial assets that were classified as available-for-sale at initial recognition or were not classified into any of the other categories described above. Available-for-sale financial assets were initially recognized at fair value plus directly attributable transaction costs, and were subsequently measured at fair value.

Gains and losses arising from changes in the fair value of available-for-sale financial assets were recognized in other comprehensive income, until they were derecognized or impaired. At that time, the cumulative gain or loss previously recognized in other comprehensive income was recognized in the consolidated income statements. However, interest income calculated using the effective interest method and foreign currency gains and losses on monetary assets classified as available-for-sale were recognized in the consolidated income statements. Dividends on available-for-sale equity instruments were recognized in the consolidated income statements when the entity’s right to receive payment was established.

Financial Liabilities

Financial Liabilities

Financial liabilities, except for financial liabilities measured at fair value through profit or loss, are mainly included in “Deposits,” “Borrowings,” and “Debt securities in issue” in the consolidated statements of financial position. They are initially recognized at fair value, net of transaction costs that are directly attributable to the issue of the financial liabilities, and are subsequently measured at amortized cost using the effective interest method. Interest expense on these financial liabilities measured at amortized cost using the effective interest method is recognized in “Net interest income” in the consolidated income statements.

Financial liabilities measured at fair value through profit or loss consist of financial liabilities held for trading and derivatives whose fair values are negative.

Financial liabilities are classified as held for trading if they are incurred principally for the purpose of repurchasing in the near term or if they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking. Financial liabilities held for trading are included in “Trading liabilities” in the consolidated statements of financial position. Trading liabilities are initially recognized at fair value with transaction costs being recognized in profit or loss, and are subsequently measured at fair value. Gains and losses arising from changes in the fair values of trading liabilities and interest expense on trading liabilities are included in “Net trading income” in the consolidated income statements.

For derivatives other than the component of hybrid instrument, refer to “Financial assets measured at fair value through profit or loss” in the section “Financial Assets—Accounting policies applied from April 1, 2018.”

The derivative component of a hybrid instrument containing both a derivative and non-derivative component (“host contract”) is referred to as an embedded derivative. Certain embedded derivatives are accounted for as separate derivatives, when their economic characteristics and risks are not closely related to those of the host contract, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative and the hybrid instrument is not carried at fair value through profit or loss. These embedded derivatives are measured at fair value, while the host contracts are measured at amortized cost. These embedded derivatives are presented in the consolidated statements of financial position together with the host contract.

Following the adoption of IFRS 9 from April 1, 2018, if a financial liability is designated as at fair value through profit or loss, the amount of change in its fair value that is attributable to changes in own credit risk of that liability would be presented in other comprehensive income, rather than profit or loss. The SMBC Group does not make this designation.

Financial liabilities are derecognized when they have been redeemed or otherwise extinguished.

Hedge Accounting

Hedge Accounting

The SMBC Group applies fair value hedge accounting started from the fiscal year ended March 31, 2019 and hedge accounting of net investments in foreign operations, in order to reflect the effect of risk management activities on its consolidated financial statements to mitigate the risk of changes in fair values of certain equity instruments elected to be measured at FVOCI and the foreign currency risk of exchange differences arising from the translation of net investments in foreign operations, respectively. For further information about hedge accounting, see Note 7 “Derivative Financial Instruments and Hedge Accounting—Hedge accounting.”

Fair value hedges

The SMBC Group designates equity derivatives as hedging instruments. Both the effective portion and ineffective portion of changes in the fair value of the hedging instruments are recognized in other comprehensive income, and amounts presented in other comprehensive income are not subsequently transferred to profit or loss.

Hedges of net investments in foreign operations

The SMBC Group designates currency derivatives and foreign currency denominated financial liabilities as hedging instruments. The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in “Net trading income” in the consolidated income statements. The cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss on the disposal or partial disposal of foreign operations.

Offsetting Financial Instruments

Offsetting Financial Instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position, only if the SMBC Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis or to realize the asset and settle the liability simultaneously. In all other situations, they are presented on a gross basis.

Fair Value Measurement

Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value, the SMBC Group gives the highest priority to a quoted price in an active market for identical assets or liabilities. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. If there is no active market for the asset or liability, the SMBC Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. In cases where the SMBC Group manages a group of financial assets and financial liabilities on the basis of its net credit risk exposure, the fair value of the group of financial assets and financial liabilities is measured on the basis of the price that would be received to sell a net long position (i.e., an asset) or paid to transfer a net short position (i.e., a liability) for the credit risk exposure provided that certain criteria set forth in IFRS 13 “Fair Value Measurement” are met. Details of fair value measurement are described in Note 43 “Fair Value of Financial Assets and Liabilities.”

Recognition of Deferred Day One Profit and Loss

Recognition of Deferred Day One Profit and Loss

The best evidence of the fair value of a financial instrument at initial recognition is normally the transaction price (i.e., the fair value of the consideration given or received). However, if the fair value at initial recognition is not evidenced by a quoted price in an active market for an identical asset or liability nor based on a valuation technique that uses only data from observable markets, the difference between the fair value at initial recognition and the transaction price, commonly referred to as “day one profit and loss,” is not recognized as a gain or loss but is adjusted to be deferred.

The SMBC Group has certain financial instruments, such as derivatives, hybrid financial instruments and certain loans and advances classified as FVPL where fair value is determined using valuation techniques for which not all inputs are observable in a market. Such a financial instrument is initially recognized at the transaction price which may be different from the fair value, and the day one profit and loss is not recognized as a gain or loss.

The timing of recognition of the deferred day one profit and loss is determined on an instrument by instrument basis. It is either amortized over the life of the transaction, deferred until fair value of the instrument can be determined using data from observable markets, or realized through settlement of the instrument.

Repurchase and Reverse Repurchase Agreements, and Securities Borrowing and Lending Agreements

Repurchase and Reverse Repurchase Agreements, and Securities Borrowing and Lending Agreements

In the ordinary course of business, the SMBC Group lends or sells securities under agreements to repurchase them at a predetermined price on a future date (“repos”). Since substantially all the risks and rewards of ownership are retained by the SMBC Group, the securities remain on the consolidated statements of financial position and a liability is recorded in respect of the consideration received. On the other hand, the SMBC Group borrows or purchases securities under agreements to resell them at a predetermined price on a future date (“reverse repos”). Since the SMBC Group does not retain the risks and rewards of ownership of the financial assets, these transactions are treated as collateralized loans and the securities are not included in the consolidated statements of financial position.

The SMBC Group measures repos and reverse repos at amortized cost. The difference between the sale and purchase price is accrued over the life of the transactions. Securities lent to counterparties remain on the consolidated statements of financial position. Securities borrowed are not recognized in the consolidated statements of financial position, unless these are sold to third parties, at which point the obligation to repurchase the securities is measured at fair value and included in “Trading liabilities” in the consolidated statements of financial position and any subsequent gain or loss is included in “Net trading income” in the consolidated income statements.

For the fiscal years ended March 31, 2019 and 2018, there were no transactions pursuant to repurchase agreements, securities lending transactions or other transactions involving the transfer of financial assets with an obligation to repurchase such transferred assets that were treated as sales and hence derecognized for accounting purposes.

Impairment of Financial Assets

Impairment of Financial Assets

Accounting policies applied from April 1, 2018

IFRS 9 introduces the ECL model for the recognition of impairment losses. The ECL model applies to financial assets measured at amortized cost, and debt instruments at FVOCI, lease receivables, certain loan commitments and financial guarantee contracts. Under the ECL model, an entity is required to account for expected credit losses from initial recognition of financial instruments and to recognize full lifetime expected losses on a timely basis.

Determining significant increase in credit risk

At each reporting date, credit risk on a financial asset is assessed and a loss allowance is measured at an amount equal to the ECL resulting from default events that are possible within the next 12 months, if the credit risk has not increased significantly since initial recognition (“Stage 1”). A loss allowance is measured at an amount equal to the ECL resulting from all possible default events over the expected life of the financial assets which are assessed to have experienced a significant increase in credit risk since initial recognition (“Stage 2”) or the credit-impaired financial assets (“Stage 3”). The expected life of a financial asset is the maximum contractual period over which it is exposed to credit risk. However, for certain revolving facilities including both a loan and an undrawn component, such as retail overdrafts and credit card facilities, the contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. The expected life of these revolving facilities is derived from the behavioral life calculated based on historical data.

Assessments on significant increases in credit risk are performed on an individual financial asset basis. The SMBC Group performs ECL recognition and measurement on a collective basis or an individual basis using reasonable and supportable information that is available without undue cost or effort, such as asset type, credit risk ratings, collateral collectability, past-due status and other relevant characteristics of financial instruments.

The SMBC Group determines whether there has been a significant increase in credit risk by comparing the risk of a default occurring on a financial instrument at the reporting date with that at the date of initial recognition, based on quantitative and qualitative assessments. As for the quantitative assessment, the SMBC Group measures increase of probability of default (“PD”) since initial recognition. If an obligor gets downgraded to a certain degree which reflects an increase of PD exceeding the threshold defined, a significant increase in credit risk is recognized. For example, origination obligor grade getting down by one to four grades is taken as a significant increase in credit risk where PD has increased since initial recognition. Numbers of obligor grade deterioration taken to identify significant increase in credit risk depend on credit quality at origination. The origination obligor grade with lower credit rating takes less downgrades to identify significant increase in credit risk than those with higher credit rating, due to the difference in increase of PD. Refer to Note 45 “Financial Risk Management” for information on obligor grading system of SMBC. As for the qualitative assessment, the SMBC Group evaluates credit risk characteristics of financial assets in accordance with the SMBC Group’s credit risk management practices. For example, certain financial assets that meet high credit risk criteria are transferred to Stage 2 from Stage 1. Moreover, financial assets whose principal and/or interest payments are more than 30 days past due are transferred to Stage 2. If there is no longer any observation of a significant increase in credit risk, the financial instrument will be transferred to Stage 1.

Determining credit-impaired financial assets

A financial asset is credit-impaired and classified to Stage 3 when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. The criteria that the SMBC Group uses to determine that a financial asset is credit-impaired include:

•	significant financial difficulty of an issuer or an borrower;

•	a default or delinquency as more than 90 days past due in interest or principal payments;

•	restructuring of a financial asset by the SMBC Group due to the borrower’s financial difficulties;

•	indications that a borrower or issuer will enter bankruptcy; and

•	the disappearance of an active market for that financial asset because of the borrower’s financial difficulties.

If a financial asset is no longer credit-impaired, it will be transferred to Stage 2 or Stage 1.

The definition of default used for ECL recognition and measurement is consistent with that used for the SMBC Group’s internal credit risk management purposes. The SMBC Group manages credit risk with an internal credit rating system, which is consisted of the borrower categories to substandard borrowers, potentially bankrupt borrowers, effectively bankrupt borrowers, and bankrupt borrowers defined as default for ECL application (see Note 45 “Financial Risk Management”).

Purchased or originated credit-impaired financial assets (“POCI”) are financial assets considered credit-impaired at the time of initial recognition. They are measured at fair value on initial recognition and therefore no credit loss allowance is initially recognized. Subsequently, lifetime expected credit losses for POCI are measured as the difference between the financial asset’s amortized cost and the present value of future cash flows discounted at the financial asset’s credit-adjusted effective interest rate determined at initial recognition. Moreover, changes in lifetime expected credit losses are recognized as impairment charges.

Measurement of Expected Credit Losses

The SMBC Group measures ECL of a financial asset in a way that reflect an unbiased and probability-weighted amount, the time value of money, and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

The ECL models have been built by leveraging the PD, loss given default (“LGD”) and exposure at default (“EAD”) used in the Basel III regulatory framework, for instance by adjusting certain conservative factors in those PDs and LGDs. For financial assets at Stage 1 and Stage 2, the SMBC Group uses the 12-month PDs developed to measure 12-month ECL and the lifetime PDs developed to measure lifetime ECL respectively, and considers forward-looking macroeconomics information. For financial assets at Stage 3, the SMBC Group applies the discounted cash flow (“DCF”) method for individually significant credit-impaired financial assets. For credit-impaired financial assets that are not individually significant, the SMBC Group applies the same formula used for Stage 2 with PD set at 100%. For portfolios where the above ECL models are not applicable, the SMBC Group adjusts historical data, such as credit loss experience, with current observable data to reflect the effects of current conditions and forecasts to reflect the possible effect of future conditions.

The DCF method is used to measure the ECL, which is the difference between the financial asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. If financial assets have a variable interest rate, the discount rate for measuring any impairment loss is the effective interest rate determined under the contract, for the current period. The estimated future cash flows are individually calculated taking into account factors including historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held.

The SMBC Group incorporates forward looking information into the ECL measurement by obligor grading, macroeconomics factors and additional ECL adjustment if any. Obligor-specific forward-looking information is reflected in the obligor grade as a qualitative assessment. Refer to Note 45 “Financial Risk Management” for information on obligor grading system of the SMBC Group. To incorporate forward-looking information into the ECL models, the SMBC Group introduces an approach based on multiple scenarios. In this approach, three scenarios (base, upside and downside scenarios) are modelled to ensure an unbiased ECL calculation. Information considered in the development of the base scenario is aligned with information used for strategic planning, budgeting and risk management of the SMBC Group, and includes not only internal information but external information including economic data and forecasts publicly provided by Japanese governmental bodies, research institutes of the private-sector and international organizations conducting economic analysis and projections. The downside scenario is the adverse scenario and based on the stressed business environments such as serious economic recession and financial market disruption. Both the downside scenario and the upside scenario, which is the favorable scenario, are developed based on the premises of the base scenario and the past macroeconomic experiences. The SMBC Group has lower weights for the downside scenario and the upside scenario compared with the base scenario. Furthermore, additional ECL adjustment is applied in cases where known or expected risk factors or information have not been specifically considered in the ECL model and thus the ECL does not fully reflect current circumstances, events or conditions at relevant portfolio level.

The SMBC Group has identified the key macroeconomic drivers impacting on credit risks and losses in each major portfolio of financial assets and has estimated relationships between those key drivers and credit risks and losses using an analysis of historical data. For domestic and foreign loans to wholesale customers, the key drivers for credit risks and losses are the Japanese and global gross domestic product (“GDP”). For domestic loans to retail customers, the Japanese unemployment rate is applied as the key driver. Outcomes of the analysis are incorporated into PD for ECL recognition and measurement in a probability-weighted way.

ECLs are recognized through loss allowance accounts. Changes in the carrying amount of the loss allowance accounts are recognized as an impairment gain or loss and included in “Impairment charges on financial assets” in the consolidated income statement.

If a financial asset is determined to be uncollectible, it is written off against the related allowance for loan impairment. Uncollectible financial assets are normally written off when there is no reasonable expectation of further recovery after any collateral is foreclosed and the amount of the loss has been determined. Those assets primarily include loans to borrowers that have been legally or formally declared bankrupt and borrowers that may not have been legally or formally declared bankrupt but are essentially bankrupt.

If contractual terms of a loan have been modified, it is required to recalculate the gross carrying amount of that loan and recognize a modification gain or loss in profit or loss. Moreover, it is required to assess whether there has been a significant increase since initial recognition and the SMBC Group conducts analysis to monitor the change in credit risk subsequent to modification. However, if the new contractual terms are considered substantially different from the existing contractual terms, a new loan will be recognized at fair value and the existing loan will be derecognized.

Accounting policies applied until March 31, 2018

Loans and advances and held-to-maturity investments

At the end of each reporting period, the SMBC Group assessed whether there was any objective evidence that a financial asset or a group of financial assets was impaired.

A financial asset or a group of financial assets was impaired and impairment losses were incurred only if there was objective evidence of impairment as a result of one or more events that had occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) had an impact on the estimated future cash flows of the financial asset or group of financial assets that could be reliably estimated.

The criteria that the SMBC Group used to determine that there was objective evidence of an impairment loss included:

•	significant financial difficulty of an issuer or an obligor;

•	a default or delinquency in interest or principal payments;

•	restructuring of a financial asset by the SMBC Group due to the borrower’s financial difficulties on terms that the SMBC Group would have not otherwise considered;

•	indications that a borrower or issuer would enter bankruptcy;

•	disappearance of an active market for a security because of the borrower’s financial difficulties; and

•

other observable data relating to a group of assets, such as adverse changes in the payment status of borrowers or issuers in the group, or national or local economic conditions that correlated with defaults in the group.

The SMBC Group first assessed whether objective evidence of impairment existed individually for financial assets that were individually significant, and individually or collectively for financial assets that were not individually significant. If the SMBC Group determined that no objective evidence of impairment existed for an individually assessed financial asset, whether significant or not, it included the asset in a group of financial assets with similar credit risk characteristics and collectively assessed them for impairment. Assets that were individually assessed for impairment and for which an impairment loss was or continued to be recognized were not included in the collective assessment of impairment.

The allowance for individually significant impaired financial assets was measured by DCF method, which was used to calculate the difference between the financial asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that had not been incurred) discounted at the financial asset’s original effective interest rate. If financial assets had a variable interest rate, the discount rate for measuring any impairment loss was the effective interest rate determined under the contract, for the current period. The estimated future cash flows were individually calculated taking into account factors including historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held.

The collective allowance for financial assets was classified into two types: (1) the allowance for impaired financial assets that were not individually significant, and (2) the allowance for non-impaired financial assets, which reflected incurred but not yet identified (“IBNI”) losses for the period between the impairment occurring and the loss being identified. The collective allowance was estimated by applying historical loss experience to groups of homogenous loans. The historical loss experience data included the number of borrowers for whom objective evidence of impairment had been identified for the most recent rolling one-year period, and the amount ultimately recovered from impaired financial assets. The SMBC Group had collected and accumulated historical data on amounts ultimately recovered from impaired financial assets. The homogeneous groups were determined on the basis of similar credit risk characteristics. For every group, the SMBC Group’s grading processes were established considering asset type, industry, geographical location, collateral type, past-due status and other relevant characteristics. These characteristics were relevant to the estimation of future cash flows for groups of such assets as being indicative of the debtors’ ability to pay all amounts due according to the contractual terms of the assets being evaluated. Historical loss experience was adjusted on the basis of current observable data, including bankruptcy trends after the occurrence of significant events which had had a negative effect on the global economy and the economies in which a large portion of the SMBC Group’s assets were located, to reflect the effects of current conditions that had not affected the period on which the historical loss experience was based and to remove the effects of conditions in the historical period that did not currently exist.

The carrying amount of the asset was reduced by the impairment loss either directly or through the use of an allowance account. Changes in the carrying amount of the allowance account were recognized in the consolidated income statement. If, in a subsequent period, the amount of the impairment loss decreased and the decrease could be related objectively to an event occurring after the impairment had been recognized (such as an improvement in the debtor’s credit rating), the previously recognized impairment loss was reversed by adjusting the allowance account. The amount of the reversal was recognized in “Impairment charges on financial assets” in the consolidated income statement.

If a financial asset was determined to be uncollectible, it was written off against the related allowance account. Uncollectible financial assets were normally written off when there was no reasonable expectation of further recovery after any collateral was foreclosed and the amount of the loss had been determined. Those assets primarily included loans to borrowers that had been legally or formally declared bankrupt and borrowers that might not have been legally or formally declared bankrupt but were essentially bankrupt.

Loans and advances that would have otherwise been past due or impaired, but whose terms had been renegotiated without providing any financial concessions, were not classified as impaired loans and advances as the terms of the renegotiated loans and advances did not result in a decrease in the net present value of the loan discounted at its original effective interest rate. A collective allowance was estimated for these loans and advances by including them in homogenous groups on the basis of applying the SMBC Group’s grading process, taking into account the renegotiation and their consequent higher risk status. These loans and advances were continually assessed for impairment until maturity or derecognition.

In addition, provisions for loan commitments were calculated where it was probable that the SMBC Group would incur a loss and recognized in other provisions.

Available-for-sale financial assets

At the end of each reporting period, the SMBC Group assessed whether there was objective evidence that a financial asset or a group of financial assets was impaired. In the case of equity instruments classified as available-for-sale, a significant or prolonged decline in the fair value of the instruments below cost was also considered in determining whether the assets were impaired. In the case of debt instruments classified as available-for-sale, impairment was assessed based on the same criteria as for loans and advances and held-to-maturity investments. If any objective evidence of impairment existed for available-for-sale financial assets, the cumulative loss—measured as the difference between the cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss—was removed from equity and recognized in the consolidated income statement.

Impairment losses recognized in the consolidated income statement on equity instruments classified as available-for-sale were not reversed through the consolidated income statement. For debt instruments classified as available-for-sale, if the fair value recovered in a subsequent period and it could be objectively associated with an event occurring after the impairment loss had been recognized in the consolidated income statement, the impairment loss was reversed through the consolidated income statement.

Property, Plant and Equipment

Property, Plant and Equipment

All property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Additions and subsequent expenditures are capitalized only to the extent that they enhance the future economic benefits expected to be derived from the assets. Repairs and maintenance costs are expensed as incurred.

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

•	Buildings: 7–50 years;

•	Leased assets: the shorter of the lease term and the estimated useful life, which is generally 5–20 years; and

•	Assets for rent (including assets for aircraft leasing business) and others: 2–40 years.

The residual values and useful lives are reviewed and adjusted, if appropriate, at the end of each reporting period. Gains and losses on disposal are determined by comparing the proceeds with the carrying amount. These are included in “Other income” and “Other expenses” in the consolidated income statements.

Intangible Assets

Intangible Assets

Goodwill

Goodwill represents the excess of the aggregate of the consideration transferred, the amount of any non-controlling interest and the acquisition-date fair value of the SMBC Group’s previously held equity interest in the acquiree over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed, and is initially recognized at the date of acquisition. Goodwill is allocated to cash-generating units for the purpose of impairment testing. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets. Impairment testing is performed at least annually and whenever there is an indication that the cash-generating unit may be impaired. When the SMBC Group disposes of all or part of a cash-generating unit to which goodwill is allocated, the goodwill associated with the cash-generating unit is included in the carrying amount of the cash-generating unit when determining the gain or loss on disposal.

Software

Purchased software is carried at cost less accumulated amortization and accumulated impairment losses, if any.

Expenditure on internally generated software is recognized as an asset if the SMBC Group can demonstrate its intention and ability to complete the development and use the software in a manner that will generate future economic benefits and it can reliably measure the costs to complete the development. Internally generated software is carried at capitalized cost less accumulated amortization and accumulated impairment losses, if any. Costs associated with maintaining software are expensed as incurred.

Software is amortized using the straight-line method over the estimated useful life, which is generally 5 to 10 years.

Contractual customer relationships and trademarks

Contractual customer relationships and trademarks acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships and trademarks are carried at cost less accumulated amortization or impairment losses, if any. Contractual customer relationships and trademarks are amortized using the straight-line method over their estimated useful lives, which are generally 10 to 20 years.

Other intangible assets

Other intangible assets primarily consist of leasehold rights. They are recognized only when the SMBC Group legally obtains the rights and can reliably measure the fair value. Leasehold rights have an indefinite useful life and they are not amortized but are tested for impairment annually.

Impairment of Non-Financial Assets

Impairment of Non-Financial Assets

Non-financial assets are reviewed for impairment at the end of each reporting period and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. An impairment loss is recognized in the consolidated income statements if the asset’s carrying amount is greater than its estimated recoverable amount. The recoverable amount is estimated as the higher of the asset’s fair value less costs to sell and value in use. Value in use is the present value of the future cash flows expected to be derived from the asset. In addition, irrespective of whether there is any indication of impairment, intangible assets that have an indefinite useful life are tested for impairment annually.

For the purposes of conducting impairment reviews, assets are grouped into cash-generating units to which the assets belong. Non-financial assets other than impaired goodwill are reviewed for possible reversal of the impairment loss at the end of each reporting period. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Assets Held for Sale

Assets Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if their carrying amount will be recovered principally through sale rather than through continuing use. In order to be classified as held for sale, the assets or disposal groups must be available for immediate sale in their present condition and their sale must be highly probable. Such assets or disposal groups are generally measured at the lower of their carrying amount and fair value less costs to sell.

Leases

Leases

As lessee

A lease agreement in which the lessor does not transfer to the lessee substantially all the risks and rewards of ownership of assets is classified as an operating lease. The leases entered into by the SMBC Group as a lessee are primarily operating leases. Operating lease payments, net of lease incentives received from the lessor, are recognized in the consolidated income statements on a straight-line basis over the lease term.

A lease agreement in which the lessor transfers to the lessee substantially all the risks and rewards of ownership of assets, with or without ultimate legal title, is classified as a finance lease. For finance leases, the SMBC Group initially recognizes the leased asset at the lower of the fair value of the asset or the present value of the minimum lease payments. Subsequent to initial recognition, assets are accounted for in accordance with the accounting policy applicable to those assets. The corresponding liability to the lessor is recognized as a lease obligation within “Borrowings” in the consolidated statements of financial position. Interest expense is recognized over the term of the lease based on the interest rate implicit in the lease so as to give a constant rate of interest on the remaining balance of the liability.

As lessor

When the SMBC Group acts as a lessor in an operating lease, the assets for rent are included in “Property, plant and equipment” in the consolidated statements of financial position and are depreciated over their expected useful lives on a basis consistent with similar assets in property, plant and equipment. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term and included in “Other income” in the consolidated income statements. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased assets and recognized as an expense on a straight-line basis over the lease term.

When the SMBC Group is a lessor in a finance lease, the leased assets are derecognized and the present value of the future lease payments is recognized as a lease receivable within “Loans and advances” in the consolidated statements of financial position. The difference between the gross receivables, i.e., undiscounted future cash flows, and the present value of the receivables is recognized as unearned finance income. Finance income is recognized over the lease term based on a pattern reflecting a constant periodic rate of return on the net investment in the finance lease.

Sale and leaseback

For sale and leaseback transactions leading to an operating lease, and the transaction took place at fair value, any profit or loss is recognized immediately. If the sale price is at or below fair value, any profit or loss is recognized immediately. However, if the loss is compensated for by future rentals at a below market price, the loss is deferred and amortized over the period that the asset is expected to be used. If the sale price is above fair value, any profit is deferred and amortized over the useful life of the asset. If the fair value of the asset is less than the carrying value of the asset at the date of transaction, that difference is recognized immediately as a loss on the sale.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, demand deposits, and other short-term highly liquid financial assets with original maturities of three months or less, which are subject to insignificant risk of changes in their fair value.

Provisions

Provisions

A provision is recognized if, as a result of a past event, the SMBC Group has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Financial Guarantee Contracts

Financial Guarantee Contracts

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs when a specified debtor fails to make payments due in accordance with the original or modified terms of a debt instrument. Such financial guarantees are given to banks, financial institutions and other bodies on behalf of customers to secure loans, overdrafts and other banking facilities. Financial guarantees are initially recognized at fair value on the date the guarantee is given.

Accounting policies applied from April 1, 2018

Financial guarantees are subsequently measured at the higher of the loss allowance and the amount initially recognized less the cumulative income recognized at the reporting date, and is included in “Other liabilities” in the consolidated statements of financial position. Any change in the loss allowance relating to financial guarantee contracts is included in “Impairment charges on financial assets” in the consolidated income statements.

Accounting policies applied until March 31, 2018

Financial guarantees were subsequently measured at the higher of the initial measurement, less amortization calculated to recognize in the consolidated income statements the fee income earned over the guarantee period, and the best estimate of the expenditure required to settle any financial obligation arising at the end of the reporting period. Any increase in the liability relating to financial guarantee contracts was included in “Other expenses” in the consolidated income statements.

Employee Benefits

Employee Benefits

The SMBC Group operates various retirement benefit plans and other employee benefit plans.

Retirement benefits

The SMBC Group has defined benefit plans, such as defined benefit pension plans and lump-sum severance indemnity plans, and defined contribution plans.

Defined benefit plans

The liabilities and the assets recognized in the consolidated statements of financial position in respect of defined benefit plans are the present value of the defined benefit obligation less the fair value of plan assets.

The present value of the defined benefit obligation is calculated annually by qualified actuaries. In calculating the present value of the defined benefit obligations, the related current service cost, and past service cost, the SMBC Group attributes the retirement benefits to years of service under the benefit formula. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using market yields of AA credit-rated corporate bonds that have terms to maturity approximating those of the related obligations. In cases where there is no deep market in corporate bonds with a sufficiently long maturity to match the estimated maturity of the benefit payments, the SMBC Group uses current market rates of the appropriate term to discount shorter term payments and estimates the discount rates for longer maturities by extrapolating current market rates along the yield curve.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions in the year, and return on plan assets excluding interest income are recognized in other comprehensive income and are never reclassified to profit or loss.

Past service costs are recognized immediately in the consolidated income statements.

When the calculations above result in a benefit to the SMBC Group, the recognized asset is limited to the present value of any economic benefits available in the form of any refunds from the plan or reductions in future contributions to the plan. An economic benefit is available to the SMBC Group if it is realizable during the life of the plan or on settlement of the plan obligations.

Defined contribution plans

Contributions to defined contribution plans are recognized as an expense in the consolidated income statements when they are due.

Other long-term employee benefits

The SMBC Group’s net obligation with respect to long-term employee benefits other than retirement benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value and the fair value of any related assets is deducted. The discount rates are market yields of AA credit-rated corporate bonds that have terms to maturity approximating those of the related obligations. The calculation of obligations is performed using the projected unit credit method. Any actuarial gains or losses and past service costs are recognized in the consolidated income statements in the period in which they arise.

Short-term employee benefits

Short-term employee benefits, such as salaries, paid absences and other benefits are accounted for on an accrual basis over the period in which employees have provided services. Bonuses are recognized to the extent that the SMBC Group has a present obligation to its employees that can be measured reliably.

Income Tax

Income Tax

Income tax expense comprises current and deferred taxes. Income tax expense is recognized in the consolidated income statements except for that related to items recognized directly in equity. In such case, the income tax expense is recognized in equity.

Current tax is the expected tax payable or receivable on the taxable profit or loss for the fiscal year.

Deferred taxes are recognized, using the balance sheet liability method, for temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred taxes are determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred tax assets principally arise from tax losses carried forward, impairment of investment securities and loans, and the allowance for loan losses.

Deferred taxes are not recognized for the following temporary differences: (a) the initial recognition of goodwill; (b) the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and (c) the temporary differences associated with investments in subsidiaries, associates, and joint ventures, when the parent investor is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized, only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized.

Debt and equity securities in issue

Debt and equity securities in issue

On initial recognition, financial instruments issued by the SMBC Group are classified in accordance with the substance of the contractual agreement as financial liabilities where the contractual arrangement results in the SMBC Group having an obligation to either deliver cash or another financial asset to the holder, or to satisfy the obligation other than by delivering a fixed number of equity shares in exchange for a fixed amount of cash or another financial asset. The instruments or their components are classified as equity where they do not meet the definition of a liability and show evidence of a residual interest in the entity’s assets after deducting all of its liabilities. Compound financial instruments that contain both liability and equity elements are accounted for separately with the equity component being assigned the residual amount after deducting from the entire value of the compound financial instrument the fair value of the liability component which has been determined separately.

Shareholders' Equity

Shareholders’ Equity

Stock issuance costs

Incremental costs directly attributable to the issuance of new shares or options including those issued as a result of a business combination transaction are deducted from the proceeds and shown in equity, net of tax.

Dividends on common stock and preferred stock

Dividends on common stock and preferred stock are recognized in equity in the period in which they are approved by the shareholders. Dividends for the fiscal year that are declared after the reporting period are described in Note 40 “Dividends Per Share.”

Treasury stock

Where the Company or any other member of the SMBC Group companies purchase the Company’s common or preferred stock, the consideration paid is deducted from equity as treasury stock until they are cancelled or sold. No gain or loss is recognized on the purchase, sale, or cancellation of the Company’s own equity instruments and the consideration paid or received is recognized in equity.

Interest Income and Expense

Interest Income and Expense

Interest income and expense for all financial instruments, except for those classified as financial assets at fair value through profit or loss, are recognized in “Interest income” and “Interest expense” in the consolidated income statements using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial asset or a financial liability and of allocating the interest income or interest expense over the relevant period.

The effective interest rate is the rate that discounts the estimated future cash payments or receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the gross carrying amount of a financial asset or to the amortised cost of a financial liability. When calculating the effective interest rate, the SMBC Group estimates cash flows, considering the contractual terms of the financial instrument but not including ECL. The calculation includes fees and points paid or received between parties to the contract that are an integral part of the effective interest rate of the financial instrument, transaction costs and other premiums or discounts.

The effective interest method is used for calculating interest income by applying the effective interest rate to the gross carrying amount of a financial asset. However, for credit-impaired financial assets subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial assets.

Fee and Commission Income

Fee and Commission Income

Accounting policies applied from April 1, 2018

The SMBC Group recognizes fee and commission income in accordance with the five-step model. This model requires the SMBC Group to (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Fee and commission income arises from a diverse range of services that the SMBC Group provides to its customers. Fee and commission income can be divided into two categories: fee and commission income from transaction services which is recognized at the point in time when the transaction takes place, and fee and commission income from services which is recognized over the time as the services are provided. Fee and commission income from transaction services includes fees on credit card business, fees and commissions on the securities business, underwriting fees, brokerage fees, investment trusts sales commissions, fees on funds transfer and collection services, loan syndication fees for arranging a loan and fee and commission income from other services. Fee and commission income from services that are provided over a period of time includes fiduciary fees, investment fund management fees, loan commitments fees from which specific lending is unlikely to be drawn down and fee and commission income from other services.

Accounting policies applied until March 31, 2018

Fee and commission income includes fee and commission income arising from a diverse range of services that the SMBC Group provides to its customers. Fee and commission income can be divided into two categories: fee and commission income from providing transaction services, and fee and commission income earned from services that are provided over a certain period of time. Fee and commission income earned from providing transaction services is recognized when the service has been completed or the event has occurred. This fee and commission income includes fees on funds transfer and collection services, service charges from deposit accounts, fees and commissions on the securities business, underwriting fees, brokerage fees, and fee and commission income from other services. Fee and commission income earned from services over a period of time is recognized over that service period. This fee and commission income includes fees on credit-related businesses, investment fund businesses, and fee and commission income from other services. Loan commitment fees, together with the related direct cost, for loans that are likely to be drawn down are deferred and recognized as an adjustment to the effective interest rate on the loan. Loan commitment fees are recognized over the term of the commitment period when it is unlikely that a loan will be drawn down.

Net Trading Income

Net Trading Income

Net trading income consists of margins made on market-making and customer business, as well as changes in fair value of trading assets and liabilities and derivative financial instruments, caused by movements in interest rates, exchange rates, equity prices and other market variables. It also includes net interest and dividend income on trading assets and liabilities.

Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss

Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss

Net income (loss) from financial assets at fair value through profit or loss includes all gains and losses arising from changes in the fair value of financial assets mandatorily measured at FVPL other than trading assets and derivative financial instruments, disposal of such assets, and interest and dividend income on these financial assets.

Net Investment Income

Net Investment Income

Accounting policies applied from April 1, 2018

Net investment income includes gains and losses on the disposal of debt instruments measured at fair value through other comprehensive income, and dividend income from equity instruments measured at fair value through other comprehensive income.

Accounting policies applied until March 31, 2018

Net investment income included gains and losses on the disposal of available-for-sale financial assets, and dividends from available-for-sale equity instruments.

Earnings Per Share

Earnings Per Share

The SMBC Group presents basic and diluted earnings per share (“EPS”) data for its common stock. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the SMBC Group by the weighted average number of common stock outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common stock outstanding for the effects of all dilutive potential common stock including share options and other convertible instruments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The SMBC Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:

Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)

In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued Effective Date of Amendments to IFRS 10 and IAS 28 to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on the equity accounting. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

IFRS 16 “Leases”

In January 2016, the IASB published IFRS 16 “Leases,” which sets out the principles for the recognition, measurement, presentation and disclosure of leases, replacing IAS 17 “Leases.” The standard introduces a single lessee accounting model and eliminates the classification of leases as either operating leases or finance leases, requiring a lessee to recognize assets and liabilities. A lessor continues to classify its leases as operating leases or finance leases, and to account for them differently. The standard is effective for annual periods beginning on or after January 1, 2019.

The SMBC Group will recognize a lease liability measured at the present value of remaining cash flows on the lease. The corresponding right of use asset will be calculated at an amount equal to the lease liability adjusted by the amount of prepaid or accrued lease payments related to that lease. The primary impact of IFRS 16 adoption is expected to be where the SMBC Group is a lessee in contracts for land and buildings which were off-balance sheet under IAS 17. The SMBC Group expects to apply a modified retrospective approach, without restatement of comparative figures. On April 1, 2019, assets and liabilities are expected to increase by approximately ¥400 billion and ¥400 billion, respectively. This estimate is based on accounting policies, assumptions, judgments and estimation techniques that remain subject to change until the SMBC Group finalizes its financial statements for the fiscal year ending March 31, 2020. There is no material impact on shareholders’ equity.

IFRIC 23 “Uncertainty over Income Tax Treatments”

In June 2017, the IASB published IFRIC 23 “Uncertainty over Income Tax Treatments,” which clarifies how to apply the recognition and measurement requirements in IAS 12 “Income Taxes” when there is uncertainty over income tax treatments. IAS 12 specifies how to account for current and deferred tax, but not how to reflect the effects of uncertainty. This interpretation adds to the requirements in IAS 12 by specifying how to reflect the effects of uncertainty in accounting for income taxes. The interpretation is effective for annual periods beginning on or after January 1, 2019 and is not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Prepayment Features with Negative Compensation (Amendments to IFRS 9)

In October 2017, the IASB issued amendments to IFRS 9 to allow entities to measure particular prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income instead of at fair value through profit or loss, if a specified condition is met. The amendments are effective for annual periods beginning on or after January 1, 2019 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28)

In October 2017, the IASB issued amendments to IAS 28 to clarify that entities account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9. The amendments are effective for annual periods beginning on or after January 1, 2019 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Annual Improvements to IFRSs 2015-2017 Cycle

In December 2017, the IASB issued Annual Improvements to IFRSs 2015-2017 Cycle, which is a collection of amendments to four IFRSs. These are amendments that either clarify the wording in the standard or correct relatively minor oversights or conflicts between existing requirements of the standards. These improvements include the amendments effective for annual periods beginning on or after January 1, 2019 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)

In February 2018, the IASB issued amendments to IAS 19 “Employee Benefits” to clarify how to determine current service cost and net interest for the period after a change to a defined benefit plan. When a change to a plan such as an amendment, curtailment or settlement takes place, IAS 19 requires an entity to remeasure its net defined benefit liability or asset. The amendments require an entity to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective for annual periods beginning on or after January 1, 2019 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Definition of a Business (Amendments to IFRS 3)

In October 2018, the IASB issued amendments to IFRS 3 “Business Combinations” to clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. The amendments are effective for annual periods beginning on or after January 1, 2020. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Definition of Material (Amendments to IAS 1 and IAS 8)

In October 2018, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” to clarify the definition of material and how it should be applied by including in the definition guidance that had featured elsewhere in IFRS. The updated definition of material makes it easier for entities to decide whether information should be included in their financial statements. The amendments are effective for annual periods beginning on or after January l, 2020.

IFRS 17 “Insurance Contracts”

In May 2017, the IASB published IFRS 17 “Insurance Contracts,” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, replacing IFRS 4 “Insurance Contracts.” IFRS 4 provided entities dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner. Insurance obligations will be accounted for by using present values instead of historical cost. The standard is currently effective for annual periods beginning on or after January 1, 2021. The IASB has voted on delaying the mandatory application date by one year but it has not been approved yet. The SMBC Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.